Disclosure of detailed information about goodwill (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Balance, August 31,	$ 18,495,121	$ 18,785,807
Held for sale - Eden Games	(345,150)
Effect of foreign exchange	(35,638)	30,564
Balance, February 28,	$ 18,114,333	$ 18,816,371